Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Analysis of Goodwill

Analysis of goodwill is as follows:

	December 31,
Variation of the period	2017	2016	2015
	(In millions of US$)
Balance at beginning of period	1,223.3	1,228.7	2,041.7
Additions	—	—	1.9
Impairment	—	—	(803.8)
Change in exchange rates	10.7	(5.4)	(11.1)

Balance at end of period	1,234.0	1,223.3	1,228.7

Summary of Total Group Goodwill per Segment

The following table provides the split of the total Group Goodwill per segment:

	December 31,
	2017	2016	2015
	(In millions of US$)
Contractual Data Acquisition	—	—	—
Non-Operated Resources	—	—	—
CGU Multi-client	284	284	284
CGUs in Subsurface Imaging and Reservoir	771	770	770
Group of CGUs GGR	—	—	—
GGR	1,055	1,054	1,054
Equipment	179	169	175

Total	1,234	1,223	1,229

Summary of Changes in Assumptions used in Impairment Test

	Goodwill	Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	Sensitivity on 2019 cash flows		Sensitivity on normative cash flows		Sensitivity on discount rate (after tax)
			Decrease by 10%	Increase by 10%	Decrease by 10%	Increase by 10%	Decrease by 0.25bps	Increase by 0.25bps
	(In millions of US$)
CGU Multi- client	284	181	(11)	+11	(112)	+112	+48	(45)
CGUs in Subsurface Imaging and Reservoir	771	549	(7)	+7	(137)	+137	+58	(55)
Equipment segment	179	437	(2)	+2	(96)	+96	+38	(36)

Total	1,234